Patents (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2013
Patents	$ 5,587,790	$ 6,487,389
Less: Accumulated Amortization	2,953,332	3,137,801
Patents, Net	$ 2,634,458	$ 3,349,588	$ 2,479,840
Weighted Average Life	9 years 4 months 24 days	11 years 2 months 12 days